UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clover Partners, L.P.
Address: 100 Crescent Court
         Suite 575
         Dallas, TX  75201

13F File Number:  28-11032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Samuel S. Moore
Title:     Partner
Phone:     214.273.5200

Signature, Place, and Date of Signing:

     s/s Samuel S. Moore     Dallas, TX     July 27, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $146,430 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BEACON FED BANCORP INC         COM              073582108     4138   295537 SH       SOLE                   295537
BROOKLINE BANCORP INC DEL      COM              11373M107     9512  1026094 SH       SOLE                  1026094
CAPE BANCORP INC               COM              139209100      360    36003 SH       SOLE                    36003
CAPITOL FED FINL INC           COM              14057J101      170    14425 SH       SOLE                    14425
CFS BANCORP INC                COM              12525D102      304    56690 SH       SOLE                    56690
CHICOPEE BANCORP INC           COM              168565109     7178   501958 SH       SOLE                   501958
ESSA BANCORP INC               COM              29667D104     4535   365153 SH       SOLE                   365153
FEDFIRST FINL CORP NEW         COM              31429C101      431    28910 SH       SOLE                    28910
FOX CHASE BANCORP INC NEW      COM              35137T108     6850   505545 SH       SOLE                   505545
HAMPDEN BANCORP INC            COM              40867E107      190    14340 SH       SOLE                    14340
HERITAGE FINL GROUP INC        COM              42726X102     8807   738811 SH       SOLE                   738811
HUDSON CITY BANCORP            COM              443683107      819   100039 SH       SOLE                   100039
INVESTORS BANCORP INC          COM              46146P102     9134   643230 SH       SOLE                   643230
NORTHWEST BANCSHARES INC MD    COM              667340103    11325   900225 SH       SOLE                   900225
OBA FINL SVCS INC              COM              67424G101     2559   172910 SH       SOLE                   172910
OMNIAMERICAN BANCORP INC       COM              68216R107    12031   803658 SH       SOLE                   803658
ORITANI FINL CORP DEL          COM              68633D103     8938   698817 SH       SOLE                   698817
PEOPLES UNITED FINANCIAL INC   COM              712704105     6897   513203 SH       SOLE                   513203
SI FINL GROUP INC MD           COM              78425V104      989    97900 SH       SOLE                    97900
SOUTHERN CONN BANCORP INC      COM              84264A102      388   121140 SH       SOLE                   121140
TERRITORIAL BANCORP INC        COM              88145X108     9962   480811 SH       SOLE                   480811
UNITED FINANCIAL BANCORP INC   COM              91030T109     7179   465268 SH       SOLE                   465268
VIEWPOINT FINL GROUP INC MD    COM              92672A101    25717  1863543 SH       SOLE                  1863543
WESTFIELD FINANCIAL INC NEW    COM              96008P104     8017   987355 SH       SOLE                   987355